Consolidated Statements of Shareholders' Equity	Issued capital [member] CAD ($) shares	Share premium [member] CAD ($)	Warrants [member] CAD ($)	Other reserves [member] CAD ($)	Retained earnings [member] CAD ($)	CAD ($) shares
Balance (in shares) at Dec. 31, 2020 | shares	53,422,024
Balance at Dec. 31, 2020	$ 58,895,718	$ 5,049,837	$ 31,279	$ 415,049	$ (32,341,295)	$ 32,050,588
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	757,183
Shares issued – options exercised	$ 1,859,803	(787,714)	0	0	0	1,072,089
Share-based compensation (note 8(c))	$ 0	4,132,017	0	0	0	4,132,017
Number of other equity instruments exercised or vested in share-based payment arrangement	849,750
Shares issued – DSUs/RSUs exercised (notes 8(d) and 8(e))	$ 1,963,963	(1,963,963)	0	0	0	0
Other comprehensive loss	0	0	0	31,169	0	31,169
Net income (loss) for the year	$ 0	0	0	0	11,752,931	11,752,931
Equity financing (note 8(b)) (in shares) | shares	5,665,025
Equity financing (note 8(b))	$ 63,955,491	0	0	0	0	63,955,491
Shares issued – warrants exercised (in shares) | shares	39,821
Shares issued – warrants exercised	$ 61,723	31,279	(31,279)	0	0	$ 61,723
Balance (in shares) at Dec. 31, 2021 | shares	60,733,803					60,733,803
Balance at Dec. 31, 2021	$ 126,736,698	6,461,456	0	446,218	(20,588,364)	$ 113,056,008
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	247,866
Shares issued – options exercised	$ 626,441	(252,404)	0	0	0	$ 374,037
Repurchase of shares for cancellation (note 8 (f)) (in shares) | shares	(4,703,780)					(4,703,780)
Repurchase of shares for cancellation (note 8 (f))	$ (9,792,573)	(4,707,403)	0	0	0	$ (14,499,976)
Share-based compensation (note 8(c))	$ 0	5,850,615	0	0	0	5,850,615
Number of other equity instruments exercised or vested in share-based payment arrangement	531,032
Shares issued – DSUs/RSUs exercised (notes 8(d) and 8(e))	$ 2,362,374	(2,362,374)	0	0	0	0
Other comprehensive loss	0	0	0	(900,899)	0	(900,899)
Net income (loss) for the year	$ 0	0	0	0	(753,437)	$ (753,437)
Balance (in shares) at Dec. 31, 2022 | shares	56,808,921					56,808,921
Balance at Dec. 31, 2022	$ 119,932,940	$ 4,989,890	$ 0	$ (454,681)	$ (21,341,801)	$ 103,126,348